31. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 8) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
ASSETS
Cash equivalents (Note 6)	R$ 1,587
Marketable securities (Note 7)	4,125	R$ 753
Restricted cash	64
CVA and Other financial components - SELIC	4,058
Assets	54,083	50,526	[1]	R$ 59,855
LIABILITIES
Loans and financing (Note 22) - CDI	(2,310)	(14,777)
Loans and financing (Note 24) - TJLP	(9,690)	(7,913)	[1]	R$ (23,394)
Sector financial liabilities (note 14)	(231)
Liabilities	(36,605)	34,423	[1]
Net assets (liabilities) exposed	3,295	R$ (2,779)
Probable scenario [member] | TJLP [member]
ASSETS
Cash equivalents (Note 6)	1,674
Marketable securities (Note 7)	4,352
Restricted cash	68
CVA and Other financial components - SELIC	140
Assets	6,234
LIABILITIES
Loans and financing (Note 22) - CDI	(2,437)
Loans and financing (Note 24) - TJLP	(77)
Sector financial liabilities (note 14)	(244)
Liabilities	(2,758)
Net assets (liabilities) exposed	3,476
Net effect of fluctuation in interest rates	181
Probable scenario [member] | Selic 4.13% TJLP 3.65% [member]
ASSETS
Cash equivalents (Note 6)	1,653
Marketable securities (Note 7)	4,295
Restricted cash	67
CVA and Other financial components - SELIC	138
Assets	6,153
LIABILITIES
Loans and financing (Note 22) - CDI	(2,405)
Loans and financing (Note 24) - TJLP	(76)
Sector financial liabilities (note 14)	(241)
Liabilities	(2,722)
Net assets (liabilities) exposed	3,431
Net effect of fluctuation in interest rates	136
Remote Scenario [member] | Selic 2.75% TJLP 2.44% [member]
ASSETS
Cash equivalents (Note 6)	1,631
Marketable securities (Note 7)	4,238
Restricted cash	66
CVA and Other financial components - SELIC	137
Assets	6,072
LIABILITIES
Loans and financing (Note 22) - CDI	(2,374)
Loans and financing (Note 24) - TJLP	(75)
Sector financial liabilities (note 14)	(237)
Liabilities	(2,686)
Net assets (liabilities) exposed	3,386
Net effect of fluctuation in interest rates	R$ 91

[1]	See note 2.8.